ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
Accrued advertising expense	13,348	10,492
Salary and welfare payables	12,312	25,042
Accrued rental expenses	8,020	8,891
Accrued delivery service fees	1,682	7,153
Payable to marketplace sellers (note)	8,262	10,510
Deposits from marketplace sellers	6,293	6,015
Advance from customers	11,722	15,489
Tax Payables	1,454	2,466
Others	9,925	16,203
Total	73,018	102,261

Note: Amounts relate to cash collected on behalf of marketplace sellers for products sold through the Group’s online platform.